CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Net revenues	$ 15,451	$ 13,094	$ 10,842
Operating expenses:
Transaction expense	5,581	4,419	3,346
Transaction and loan losses	1,274	1,011	1,088
Customer support and operations	1,407	1,265	1,158
Sales and marketing	1,314	1,142	966
Technology and development	1,831	1,740	1,547
General and administrative	1,541	1,258	1,151
Depreciation and amortization	0	0	0
Restructuring and other charges	309	132	0
Total operating expenses	13,257	10,967	9,256
Operating income	2,194	2,127	1,586
Other income (expense), net	182	73	45
Income before income taxes	2,376	2,200	1,631
Income tax expense	319	405	230
Net income	$ 2,057	$ 1,795	$ 1,401
Net income per share:
Basic (in usd per share)	$ 1.74	$ 1.49	$ 1.16
Diluted (in usd per share)	$ 1.71	$ 1.47	$ 1.15
Weighted average shares:
Basic (in shares)	1,184	1,203	1,210
Diluted (in shares)	1,203	1,221	1,218